Discontinued Operations and Assets Held for Sale - Other Disposal Groups (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total current assets held for sale	$ 838,840	$ 208,379
Total non-current assets held for sale	0	763,555
Assets held for sale	838,840	971,934
Liabilities:
Total current liabilities held for sale	249,573	185,152
Total non-current liabilities held for sale	0	29,836
Liabilities held for sale	249,573	214,988
Discontinued Operations, Held-for-sale
Assets:
Total current assets held for sale	833,424	208,379
Disposal Group, Held-for-sale
Assets:
Total current assets held for sale	$ 5,416	$ 0